Shareholders’ Equity - Open Market Sales Agreement (Details) $ in Millions			1 Months Ended	2 Months Ended	12 Months Ended
	Nov. 06, 2021 USD ($) shares	Jun. 17, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2021 shares	Dec. 31, 2021 USD ($) shares	Sep. 18, 2020 USD ($)
Class of Stock
Commission, percentage of gross sales price						0.030
Number of shares issued in transaction (shares) | shares		2,069,466	1,718,506
Proceeds of issuance of ordinary shares, net of issuance costs		$ 14.3	$ 15.3		$ 29.6
Ordinary shares
Class of Stock
Sale of stock, authorized amount						$ 100.0
Number of shares issued in transaction (shares) | shares	17,985,611			17,985,611	3,787,972
Proceeds of issuance of ordinary shares, net of issuance costs	$ 98.0